Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Amortized Cost	$ 1,028,883	$ 1,097,645
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	1,003,421	1,091,881
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	351,808	357,197
Fair value of securities held-to-maturity	351,422	363,779
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Amortized Cost		245,000
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value		242,720
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	4,036
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Fair Value	$ 3,987
held to maturity securities weighted avg yield yrs 5-10	3.04%
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after 10 Years, Amortized Cost	$ 301,242
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value	$ 301,821
Debt Securities, Held-to-maturity, Maturity, after 10 Years, Weighted Average Yield	3.69%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 305,278	300,412
Fair value of securities held-to-maturity	305,808	306,274
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Amortized Cost	1,028,883	852,645
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,003,421	849,161
Available for Sale Securities Weighted Avg Yield	2.35%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 46,530	56,785
Fair value of securities held-to-maturity	$ 45,614	$ 57,505
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	2.83%